7. Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses
	June 30, 2015	December 31, 2014
Accrued interest	$76,119	$38,773
Accrued royalties and commissions	11,366	11,666
Deposit on proposed business combination	–	475,000
Other	799	799
	$88,284	$526,238

	2014	2013
Accrued interest	$38,773	$312,057
Accrued royalties and commissions	11,666	11,666
Deposit on proposed business combination	475,000	–
Other	799	799
	$526,238	$324,522